GOODWILL - Narrative (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information for cash-generating units [line items]
Period used for estimating expected future cash flows (in years)	5 years
Bottom of range
Disclosure of information for cash-generating units [line items]
Revenue growth rates used for estimating expected future cash flows	5.20%	5.30%
Discount rates used for estimating expected future cash flows	11.00%	8.40%
Perpetuity growth rates used for estimating expected future cash flows	2.30%	2.20%
Top of range
Disclosure of information for cash-generating units [line items]
Revenue growth rates used for estimating expected future cash flows	14.40%	6.60%
Discount rates used for estimating expected future cash flows	12.50%	13.00%
Perpetuity growth rates used for estimating expected future cash flows	3.50%	3.00%